Contingent consideration liabilities - Summary of Fair Value Contingent Consideration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	£ 7,280	£ 6,662	£ 7,068
Remeasurement through income statement	556	1,762	768
Exchange movement through reserves	(36)	6	(29)
Initial recognition from business combinations	280	104	0
Cash payments: operating cash flows	(1,330)	(1,235)	(1,134)
Cash payments: investing activities	(17)	(19)	(11)
Ending balance	6,733	7,280	6,662
Shionogi ViiV healthcare
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	6,061	5,718	5,890
Remeasurement through income statement	649	1,533	934
Exchange movement through reserves	0	0	0
Initial recognition from business combinations	0	0	0
Cash payments: operating cash flows	(1,277)	(1,190)	(1,106)
Cash payments: investing activities	0	0	0
Ending balance	5,433	6,061	5,718
Novartis Vaccines
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	575	424	673
Remeasurement through income statement	146	215	(210)
Exchange movement through reserves	0	0	0
Initial recognition from business combinations	0	0	0
Cash payments: operating cash flows	(53)	(45)	(28)
Cash payments: investing activities	(17)	(19)	(11)
Ending balance	651	575	424
BP Asset IX, Inc.
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	0
Remeasurement through income statement	7
Exchange movement through reserves	2
Initial recognition from business combinations	222
Cash payments: operating cash flows	0
Cash payments: investing activities	0
Ending balance	231	0
Affinivax
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	502	516	501
Remeasurement through income statement	(254)	(22)	44
Exchange movement through reserves	(29)	8	(29)
Initial recognition from business combinations	0	0	0
Cash payments: operating cash flows	0	0	0
Cash payments: investing activities	0	0	0
Ending balance	219	502	516
Other
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	142	4	4
Remeasurement through income statement	8	36	0
Exchange movement through reserves	(9)	(2)	0
Initial recognition from business combinations	58	104	0
Cash payments: operating cash flows	0	0	0
Cash payments: investing activities	0	0	0
Ending balance	£ 199	£ 142	£ 4